UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2019 to September 30, 2019

Date of Report (Date of Earliest Event Reported): October 30, 2019

JOHN DEERE RECEIVABLES LLC

(Exact name of registrant as specified in its charter)

Commission File Number of Securitizer: 333-228964

Central Index Key Number of Securitizer: 0001762590

Todd E. Davies, (309) 765-5161

10587 Double RR Blvd., Suite 100

Reno, Nevada 89521

(Name, address, including zip code, and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has not activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1)(ii), John Deere Receivables LLC has indicated by check mark that there is no activity to report for the initial period from July 1, 2019 to September 30, 2019.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 30, 2019

JOHN DEERE RECEIVABLES LLC (Securitizer)

/s/ Todd E. Davies
Todd E. Davies Secretary